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                           COLUMBIA FINANCIAL CENTER
                              1301 SW 5TH AVENUE
                              PORTLAND, OR 97201



October 1, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

   RE: Columbia Small Cap Fund, Inc.
       File Nos. 333-5863, B11-7671, CIK 0001016510

   Pursuant to Rule 497 (j) under the Securities Act of 1933, the Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, would not have differed from those contained in the Pre-Effective Amendment to the Registration Statement on Form N1-A for the above Registrant as filed electronically with the Securities and Exchange Commission on September 18, 1996.

   If you have questions regarding this filing, please contact me at (503) 795-6441.

                                       Sincerely,

                                       /s/ JEFF B. CURTIS

                                       Jeff B. Curtis
                                       Vice President and General Counsel